Annual Total Returns - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - Fidelity Flex Mid Cap Index Fund	Jun. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Mar. 09, 2017
Fidelity Flex Mid Cap Index Fund
Bar Chart Table:
Annual Return 2018	(9.01%)
Annual Return 2019	30.56%
Annual Return 2020	17.29%
Annual Return 2021	22.58%
Annual Return 2022	(17.29%)